Other current assets - Summary of Other Current Assets (Detail) - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Text Block [Abstract]
Prepayments	€ 8,533,998	€ 4,044,255
Other assets	948,475	582,589
Total	€ 9,482,473	€ 4,626,844